Nature of Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 24, 2021	Sep. 30, 2021	Sep. 30, 2020	Nov. 23, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock shares, authorized		10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Forward stock split	1,000 for 1 forward stock split
Cash		$ 9,774	$ 28,975
Allowance for doubtful accounts		0	0
Advertising expense		$ 8,950	$ 34,298
Board of Directors Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock shares, authorized				10,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001